Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
13.	PROPERTY, PLANT AND EQUIPMENT

	Consolidated
	2020 $	2019 $
Laboratory equipment, at cost	1,451,389	1,451,389
Less: cost written-off during the year	(1,047,515)	—
Add: additions during the year	22,827	—
Less: accumulated depreciation	(1,453,365)	(1,410,877)
Add: accumulated depreciation written-off during the year	1,047,515	—
Net laboratory equipment	20,851	40,512
Computer equipment, at cost	657,265	609,551
Add: additions during the year	15,273	47,714
Less: accumulated depreciation	(651,104)	(628,868)
Net computer equipment	21,434	28,397
Office equipment, at cost	167,564	167,564
Less: cost written-off during the year	(167,564)	—
Less: accumulated depreciation	(167,564)	(167,564)
Add: accumulated depreciation written-off during the year	167,564	—
Net office equipment	—	—
Equipment under hire purchase, at cost	594,626	594,626
Less: accumulated depreciation	(594,626)	(594,626)
Net equipment under hire purchase	—	—
Leasehold improvements, at cost	465,380	462,797
Less: cost written-off during the year	(465,380)	—
Add: additions during the year	—	2,583
Less: accumulated depreciation	(465,380)	(464,956)
Add: accumulated depreciation written-off during the year	465,380	—
Net leasehold improvements	—	424
Total net property, plant and equipment	42,285	69,333
Reconciliation of property, plant and equipment
Opening gross carrying amount	3,336,224	3,285,927
Add: additions purchased during the year	38,100	50,297
Less: cost written-off during the year	(2,277,835)	—
Closing gross carrying amount	1,096,489	3,336,224
Opening accumulated depreciation and impairment losses	(3,266,891)	(3,110,643)
Add: accumulated depreciation written-off during the year	2,277,835	—
Less: depreciation expense charged	(65,148)	(156,248)
Closing accumulated depreciation and impairment losses	(1,054,204)	(3,266,891)
Total net property, plant and equipment	42,285	69,333

Reconciliation of movements in property, plant and equipment by asset category

	Opening net carrying	Additions	Disposals	Depreciation	Closing net carrying
Asset category	amount $	during year $	during year $	expense $	amount $
Laboratory equipment	40,512	22,827	—	(42,488)	20,851
Computer equipment	28,397	15,273	—	(22,236)	21,434
Leasehold improvements	424	-	—	(424)	-
Totals	69,333	38,100	—	(65,148)	42,285